Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

20.   Earnings per share

Basic and diluted earnings per share are calculated by dividing earnings by the weighted-average number of outstanding shares during the period. Basic and diluted earnings per common share have been determined as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$	US$	US$

Profit for the period (US$)	390,377,000	119,710,000	349,881,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	1.115	0.342	1.000